Kayne Anderson Rudnick Mutual Funds

                      Kayne Anderson Rudnick Large Cap Fund
                    Kayne Anderson Rudnick Small-Mid Cap Fund
                    Kayne Anderson Rudnick International Fund
           Kayne Anderson Rudnick Intermediate Total Return Bond Fund
        Kayne Anderson Rudnick California Intermediate Tax-Free Bond Fund

                         Supplement dated June 19, 2002

                     To the Prospectus dated April 30, 2002


The following replaces the tables and footnotes of the section "Average Annual Returns through 12/31/01" on pages 6,9,12, and 15 of the Prospectus:


---------------------------------------------------------------- -------- -------- ----------------
                                                                                    Since Inception
Kayne Anderson Rudnick Small-Mid Cap Fund                         1 Year   5 Years     (10/18/96)
                                                                  ------   -------     ----------
Return Before Taxes                                                6.40%   13.81%        14.33%
Return After Taxes on Distributions (1)                            5.63%   12.75%        13.06%
Return After Taxes on Distributions and Sale of Fund Shares (1)    4.52%   11.17%        11.44%
Russell 2000 Index (2)
(reflects no deduction for fees, expenses, or taxes)               2.49%    7.52%         8.17%
Russell 2500 Index (3)
(reflects no deduction for  fees, expenses, or taxes)              1.22%   10.34%        10.82%
---------------------------------------------------------------- -------- -------- ----------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index is an unmanaged index that measures the performance of the 3000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

------------------------------------------------------------------ ------- -------- ---------------
                                                                                    Since Inception
Kayne Anderson Rudnick International Fund                           1 Year  5 Years    (10/18/96)
------------------------------------------                          ------  ------- ---------------
Return Before Taxes                                                -29.72%    4.15%      4.56%
Return After Taxes on Distributions (1)                            -29.79%    3.25%      3.62%

Return After Taxes on Distributions and Sale of Fund Shares (1)    -18.09%    3.36%      3.64%
MSCI Europe, Australasia and Far East Index (2) (3)
(reflects dividends (net of withholding taxes) and distributions,
but no deduction for other fees, expenses or taxes)                -21.44%    0.90%      1.38%
------------------------------------------------------------------ ------- -------- ---------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends (net of withholding taxes) and distributions, but does not reflects fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

(3) November 1, 1996 is the date used to calculate the since inception performance for the MSCI EAFE Index.

----------------------------------------------------------------- ------- -------- -----------------
                                                                                    Since Inception
Kayne Anderson Rudnick Intermediate Total Return Bond Fund        1 Year   5 Years    (10/18/96)
-----------------------------------------------------------       ------   -------  ----------------

Return Before Taxes                                               7.98%      6.24%        6.06%
Return After Taxes on Distributions (1)                           5.12%      3.99%        3.83%
Return After Taxes on Distributions and Sale of Fund Shares (1)   4.81%      3.88%        3.74%
Lehman Brothers Government/Credit Intermediate Bond Index (2) (3)
(reflects no deduction for fees, expenses or taxes)               8.96%      7.10%        6.98%
----------------------------------------------------------------- ------- -------- -----------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) Lehman Brothers Government/Credit Intermediate Bond Index is a total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-10 years.

(3) November 1, 1996 is the date used to calculate the since inception performance for the Lehman Brothers Government/Credit Intermediate Bond Index.


----------------------------------------------------------------- -------- -------- ---------------
Kayne Anderson Rudnick California Intermediate Tax-Free Bond Fund                   Since Inception
-----------------------------------------------------------------  1 Year   5 Years   (10/18/96)
                                                                   ------   ------- ---------------
Return Before Taxes                                                 4.26%    4.47%      4.31%
Return After Taxes on Distributions (1)                             2.24%    2.76%      2.66%

Return After Taxes on Distributions and Sale of Fund Shares (1)     2.58%    2.72%      2.63%
Lehman Brothers 5-Year Municipal Bond Index (2) (3)
(reflects no deduction for fees, expenses or taxes)                 6.21%    5.35%      5.38%
----------------------------------------------------------------- -------- -------- ---------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) Lehman Brothers 5-Year Municipal Bond Index is a total return benchmark designed for short-term municipal assets. The Index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million, have a maturity between four and six years, and have been issued after December 31, 1990.

(3) November 1, 1996 is the date used to calculate the since inception performance for the Lehman Brothers 5 Year Municipal Bond Index.



Please retain this supplement with your prospectus for future reference.